Financial Risk Management Objectives and Policies - Exposures to Foreign Currency (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances	$ 916,058	¥ 6,128,522	¥ 6,029,207
Financial liabilities	(1,367,096)	(9,146,000)	(9,059,407)
Trade and other payables	(1,074,893)	(7,191,134)	(7,507,031)
Foreign currency risk [Member] | Singapore dollar [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Quoted equity securities		21,876	24,714
Trade and other receivables		693	725
Cash and bank balances		220,268	418,875
Financial liabilities		(15,126)	(14,715)
Trade and other payables		(13,952)	(13,748)
Net assets/(liabilities)	31,952	213,759	415,851
Foreign currency risk [Member] | Euro [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables		25,827
Cash and bank balances		1,166	1,486
Trade and other payables		(17,452)	(10,857)
Net assets/(liabilities)	1,426	9,541	(9,371)
Foreign currency risk [Member] | USD [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables		12,149	34,727
Cash and bank balances		28,518	16,068
Financial liabilities		(501,014)
Trade and other payables		(7,060)	(5,574)
Net assets/(liabilities)	(69,865)	(467,407)	45,221
Foreign currency risk [Member] | Renminbi [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Trade and other receivables		675	469
Cash and bank balances		31,662
Trade and other payables		(41,828)	(35,505)
Net assets/(liabilities)	(1,419)	(9,491)	(35,036)
Foreign currency risk [Member] | Others [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Cash and bank balances		25	498
Trade and other payables			(24)
Net assets/(liabilities)	$ 4	¥ 25	¥ 474